Simple Agreements for Future Equity (Details Narrative) - USD ($)		12 Months Ended
	Dec. 14, 2023	Dec. 31, 2023	Dec. 31, 2021
Third Party Safes [Member]
Defined Benefit Plan Disclosure [Line Items]
Received gross proceeds			$ 269,000
Fair value of SAFE liability			$ 269,000
Gain on change in fair value of SAFE liability		$ 207,570
Outstanding principal amount	$ 456,234
Discount price			15.00%
Common Class A [Member] | Third Party Safes [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt outstanding converted to common stock	83
Alco D N X And William Bryant [Member]
Defined Benefit Plan Disclosure [Line Items]
Received gross proceeds			$ 3,567,000
Fair value of SAFE liability			$ 3,567,000
Gain on change in fair value of SAFE liability		$ 2,752,430
Outstanding principal amount	$ 6,049,766
Alco D N X And William Bryant [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt outstanding converted to common stock	1,104
Simple Agreements For Future Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount price			15.00%